Segmented information	9 Months Ended
Sep. 30, 2021
Segmented information
Segmented information

18.Segmented information

The Company operates in two reportable business segments.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

●	Electric Vehicles – development and manufacture of electric vehicles for mass markets; and
●	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

No business segments have been aggregated to form the above reportable business segments.

	Three months ended September 30, 2021		Three months ended September 30, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$110,139	$—	$245,691
Gross profit	—	(514)	—	7,658
Operating expenses	(17,081,621)	(83,771)	(6,532,162)	(61,839)
Other items	4,183,967	134,541	(4,650,704)	48,107
Current income tax recovery	—	—	97	1,107
Deferred income tax recovery	—	—	—	8,505
Net income/(loss)	$(12,897,654)	$50,256	$(11,182,769)	$3,538

	Nine months ended September 30, 2021		Nine months ended September 30, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$592,524	$—	$344,585
Gross profit	—	12,561	—	(45,715)
Operating expenses	(41,232,424)	(202,153)	(15,945,746)	(153,855)
Other items	16,662,028	285,391	(5,929,468)	109,136
Current income tax recovery	(850)	—	(703)	1,107
Deferred income tax recovery	—	—	—	28,886
Net income/(loss)	$(24,571,246)	$95,799	$(21,875,917)	$(60,441)

	September 30, 2021		December 31, 2020
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$2,939,044	$367,598	$305,443	$303,651
Plant and equipment	9,492,486	242,393	9,014,777	275,531